UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02819

Natixis Cash Management Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Item 1. Reports to Stockholders.

The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

December 31, 2009

Natixis Cash Management Trust – Money Market Series

Reich & Tang Asset Management, LLC

Management Discussion and Performance page 1

Portfolio of Investments page 5

Financial  Statements page 6

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

PORTFOLIO PROFILE

Objective:

Seeks maximum current income consistent with preservation of capital and liquidity

Strategy:

Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

Inception Date:

July 10, 1978

Symbols:

Class A	NEMXX
Class B	NMBXX
Class C	NVCXX

Manager:

Robert Rickard,

Reich & Tang Asset Management, LLC

What You Should Know:

The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion

Generally declining home values, rising unemployment and consumer pessimism continued to slow economic activity during the six-months ended December 31, 2009. This occurred despite a shift in key indicators earlier in the year that provided hope that a recovery was on the horizon. The Federal Reserve Board stayed on the sidelines, leaving the federal funds target rate (a key short-term borrowing rate) unchanged at its historically low range of 0.00% to 0.25%. This depressed interest rates on short-term investments, including money market funds.

For the six months ended December 31, 2009, Natixis Cash Management Trust – Money Market Series maintained a constant value of $1.00 per share and provided a total return of 0.03% based on the net asset value of Class A shares and $0.0003 per share in reinvested dividends. The fund’s seven-day SEC yield at the end of the period was 0.00%.

The fund’s advisor, Natixis Asset Management Advisors, L.P., has temporarily agreed to waive its management fee and/or reimburse certain expenses (in addition to fees reduced and/or expenses reimbursed under the expense limitation agreement) to the extent necessary to maintain a constant net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time.

WHAT CAN MONEY FUND MANAGERS DO WITH RATES SO CLOSE TO ZERO?

Our strategy has remained consistent since the last report – we emphasized quality and safety, while also maintaining liquidity so we can move quickly if we think a shift in Fed policy is in the air. We try to lock in the best rates available if we anticipate a further decline, but it is really difficult when they are this low.

Early in the period, we kept average maturity on the short side in an effort to maintain cash to meet liquidity demands. As the period progressed and signs began to point toward an improving economy, we began to selectively extend average maturity among larger, well-established issuers to capture additional yield without sacrificing safety. Although we ended December less conservatively positioned than we have been, we were still not back to where we were three or four years ago.

At the beginning of the fiscal period on July 1, 2009, the fund’s average maturity was 33 days. As of December 31, 2009, its average maturity was 45 days.

WHAT TYPES OF INVESTMENTS ARE IN THE FUND’S PORTFOLIO?

Our policy has been to maintain the bulk of the portfolio in Certificates of Deposit (CDs) from leading financial institutions. We focused on multi-national banks and major domestic banks to capture yield, while avoiding smaller regional banks that were not covered by the government rescue programs. At the start of the fund’s fiscal year, CDs accounted for 44.3% of the portfolio, with another 5.4% in time deposits, which are similar to CDs. These positions had climbed to 53.1% and 12.7% of assets, respectively, by the end of December 2009.

Commercial paper, which is issued by companies rather than the U.S. government or its agencies, also accounted for a significant portion of fund assets. Because these securities are not backed or insured by the U.S. government, they tend to offer higher yields with relatively little additional risk, especially on the shorter end of the maturity spectrum.

At the beginning of July 2009, commercial paper accounted for 44.6% of the portfolio. As attractive opportunities became available, we reduced our weighting in these securities and shifted assets to CDs. As of December 31, 2009, commercial paper had been trimmed to 28.7% of the fund’s assets.

Our weighting in variable-rate demand instruments and medium-term notes changed relatively little during the period. The fund also had no exposure to U.S. government and agency securities during the past six months.

WHAT DO YOU SEE AHEAD?

At its meeting in December, the Fed indicated that it will maintain a hands-off policy, saying that economic conditions warrant exceptionally low interest-rate levels for an extended period.

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

This will continue to keep money market yields down. However, right now we think the economy may be off its lows. Over the next several months we will keep a close watch on employment data and the Fed. We believe they may start to raise rates some time in 2010. If the credit markets become healthier and the banks start to loan more money, rates could trickle up to 0.25% – the upper end of their current range.

As soon as we think the Fed is poised to raise rates, we plan to trim average maturity, allowing us greater flexibility to seek higher yields. If the economy continues to tread water and rates remain stable, our strategy will be to attempt to keep average maturity on the longer side to lock in the most attractive yields available without undue risk.

Annualized Seven-Day Yield — December 31, 2009

Class A, B & C	0.00%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund’s current earnings more closely than total return.

Average Annual Total Returns1 — December 31, 20092

	6 MONTHS	1 YEAR	5 YEAR	10 YEAR
CLASS A (Inception 7/10/78)
Net Asset Value	0.03%	0.36%	2.90%	2.56%

CLASS B (Inception 9/13/93)
Net Asset Value	0.03%	0.35%	2.90%	2.56%

CLASS C (Inception 3/1/98)
Net Asset Value	0.03%	0.36%	2.91%	2.56%
[1]

These returns include reinvestment of distributions, represent past performance and do not predict future results. Returns do not reflect taxes shareholders might owe on any fund distributions. Periods of less than one year are not annualized.

[2]	Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower.
[3]

The fund’s advisor, Natixis Asset Management Advisors, L.P., has temporarily agreed to waive its management fee and/or reimburse certain expenses to the extent necessary to maintain a constant net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time. This agreement is not reflected as part of the Net Expense Ratio in the current prospectus.

Expense Ratios3

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio*	Net Expense Ratio**
A	0.61%	0.61%
B	0.61	0.61
C	0.61	0.61

*	Before reductions and reimbursements.
**	After reductions and reimbursements. Expense reductions are contractual and are set to expire 8/31/10.

ADDITIONAL INFORMATION

The portfolio manager’s commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit funds.natixis.com or call 1-800-225-5478 for a prospectus and, if available, a summary prospectus containing this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2009 through December 31, 2009. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES	BEGINNING ACCOUNT VALUE 7/1/2009	ENDING ACCOUNT VALUE 12/31/2009	EXPENSES PAID DURING PERIOD* 7/1/2009 – 12/31/2009
CLASS A
Actual	$1,000.00	$1,000.30	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94
CLASS B
Actual	$1,000.00	$1,000.30	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94
CLASS C
Actual	$1,000.00	$1,000.30	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94

*	Expenses are equal to the Fund's annualized expense ratio (after fee waiver/reimbursement): 0.38% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period). The fund’s advisor, Natixis Asset Management Advisors, L.P., has temporarily agreed to waive its management fee and/or reimburse certain expenses to the extent necessary to maintain a constant net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time.

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)

Certificates of Deposit — 53.1% of Net Assets
$12,000,000	Rabobank Nederland, 0.490%, 1/15/2010	$12,000,419
4,000,000	Svenska Handelsbanken NY, 0.210%, 1/19/2010	4,000,020
6,300,000	Svenska Handelsbanken NY, 0.420%, 1/29/2010	6,300,098
9,800,000	CALYON North America, Inc., 0.650%, 2/01/2010	9,802,862
11,000,000	Skandinaviska Enskilda Banken NY, 0.350%, 2/12/2010	11,000,128
11,000,000	Standard Chartered PLC, 0.280%, 2/17/2010	11,000,000
11,000,000	Dexia Credit Local SA NY, 0.380%, 2/19/2010	11,000,000
11,000,000	Landesbank Hessen Thueringen Girozentrale, 0.410%, 2/19/2010	11,000,149
11,000,000	Bayerische Hypo-Und Vereinsbank, 0.250%, 2/22/2010	11,000,159
11,000,000	Credit Industriel et Commercial, 0.250%, 2/26/2010	11,000,000
10,000,000	Banco Bilbao de Vizcaya, 0.275%, 3/02/2010	10,000,250
10,900,000	Kredietbank, 0.255%, 3/10/2010	10,899,854
5,000,000	Nordea Bank, 0.420%, 3/22/2010	5,000,776

	Total Certificates of Deposit (Identified Cost $124,004,715)	124,004,715

Commercial Paper — 28.7%
	Banking — 24.0%
11,000,000	Chesham Finance LLC, 144A, 0.450%, 1/06/2010(b)	10,999,312
11,000,000	Lloyds TSB Bank PLC, 0.190%, 2/26/2010(b)	10,996,749
11,000,000	Bank of Nova Scotia, 0.310%, 3/10/2010(b)	10,993,559
5,000,000	Nordea North America, Inc., 0.270%, 3/23/2010(b)	4,996,963
1,000,000	Commonwealth Bank of Australia, 0.220%, 4/12/2010(b)	999,383
10,000,000	Societe Generale North America, 0.240%, 4/29/2010(b)	9,992,133
5,000,000	Bank of America Corp., 0.310%, 5/19/2010(b)	4,994,058
2,100,000	ICICI Bank Ltd., (Credit Support: Bank of America), 0.550%, 6/24/2010(b)	2,094,418

		56,066,575

	Distribution/Wholesale — 4.7%
11,000,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.410%, 1/21/2010(b)	10,997,494

	Total Commercial Paper (Identified Cost $67,064,069)	67,064,069

Time Deposits — 12.7%
7,600,000	BNP Paribas, 0.020%, 1/04/2010	7,600,000
11,000,000	Citibank, 0.050%, 1/04/2010	11,000,000
11,000,000	National Bank of Canada, 0.060%, 1/04/2010	11,000,000

	Total Time Deposits (Identified Cost $29,600,000)	29,600,000

Principal Amount	Description	Value (†)

Variable Rate Demand Notes — 4.3%
	Municipal — 4.3%
$10,000,000	Colorado, Southern Ute Indian Tribe Reservation, 0.750%, 1/01/2027(c) (Identified Cost $10,000,000)	$10,000,000

Medium Term Notes — 1.7%
	Cosmetics & Personal Care — 1.7%
4,100,000	Procter & Gamble International Funding, 0.285%, 5/07/2010(d) (Identified Cost $4,100,000)	4,100,000

	Total Investments — 100.5% (Identified Cost $234,768,784)(a)	234,768,784
	Other assets less liabilities—(0.5)%	(1,072,263)

	Net Assets — 100.0%	$233,696,521

(†)	See Note 2 of Notes to Financial Statements.
(a)	The aggregate cost for federal income tax purposes was $234,768,784.
(b)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(c)	Security payable on demand at par including accrued interest (usually with seven days notice). The interest rate is adjustable and is based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)	Floating rate note. Rate shown is as of December 31, 2009.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $10,999,312 or 4.7% of net assets.

Industry Summary at December 31, 2009 (Unaudited)

Banking (including Certificates of Deposits and Time Deposits)	89.8%
Distribution/Wholesale	4.7
Municipal	4.3
Cosmetics & Personal Care	1.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009 (Unaudited)

ASSETS
Investments, at amortized cost approximating value	$234,768,784
Cash	63,537
Receivable for Fund shares sold	42,509
Receivable from investment advisor (Note 5)	75,841
Interest receivable	128,579

TOTAL ASSETS	235,079,250

LIABILITIES
Payable for Fund shares redeemed	1,022,582
Dividends payable	11,252
Management fees payable (Note 5)	70,025
Deferred Trustees’ fees (Note 5)	210,952
Administrative fees payable (Note 5)	10,137
Other accounts payable and accrued expenses	57,781

TOTAL LIABILITIES	1,382,729

NET ASSETS	$233,696,521

NET ASSETS CONSIST OF:
Paid-in capital	$233,652,681
Undistributed net investment income	43,840

NET ASSETS	$233,696,521

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$200,410,873

Shares of beneficial interest	200,367,084

Net asset value and offering price per share	$1.00

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$16,146,714

Shares of beneficial interest	16,147,562

Net asset value and offering price per share	$1.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$17,138,934

Shares of beneficial interest	17,138,250

Net asset value and offering price per share	$1.00

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2009 (Unaudited)

NET INVESTMENT INCOME
Interest	$525,661

Expenses
Management fees (Note 5)	426,287
Trustees’ fees and expenses (Note 5)	19,291
Administrative fees (Note 5)	59,606
Custodian fees and expenses	14,515
Transfer agent fees and expenses (Notes 5 and 6)	216,074
Audit and tax services fees	16,429
Legal fees	3,424
Shareholder reporting expenses	18,628
Registration fees	37,193
Miscellaneous expenses (Note 9)	30,889

Total expenses	842,336
Less fee reduction and/or expense reimbursement (Note 5)	(379,178)

Net expenses	463,158

Net investment income	62,503

REALIZED GAIN ON INVESTMENTS	2,284

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,787

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009

FROM OPERATIONS:
Net investment income	$62,503	$4,013,916
Net realized gain on investments	2,284	2,012

Net increase in net assets resulting from operations	64,787	4,015,928

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(54,162)	(3,483,894)
Class B	(4,529)	(257,777)
Class C	(3,812)	(272,245)

Total distributions	(62,503)	(4,013,916)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares	86,732,067	399,159,044
Net asset value of shares issued in connection with the reinvestment of distributions	60,057	3,879,526
Cost of shares redeemed	(108,265,703)	(387,327,986)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(21,473,579)	15,710,584

Net increase (decrease) in net assets	(21,471,295)	15,712,596
NET ASSETS
Beginning of the period	255,167,816	239,455,220

End of the period	$233,696,521	$255,167,816

UNDISTRIBUTED NET INVESTMENT INCOME	$43,840	$41,556

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:		Less Distributions:

	Net asset value, beginning of the period	Net investment income	Total from investment operations (a)	Dividends from net investment income	Total distributions

Class A
12/31/2009(f)	$1.00	$0.0003	$0.0003	$(0.0003)	$(0.0003)
6/30/2009	1.00	0.0146	0.0146	(0.0146)	(0.0146)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
Class B
12/31/2009(f)	1.00	0.0003	0.0003	(0.0003)	(0.0003)
6/30/2009	1.00	0.0146	0.0146	(0.0146)	(0.0146)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
Class C
12/31/2009(f)	1.00	0.0003	0.0003	(0.0003)	(0.0003)
6/30/2009	1.00	0.0147	0.0147	(0.0147)	(0.0147)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)

(a)	Including net realized and unrealized gain (loss) of less than $.0001 per share.
(b)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	Computed on an annualized basis for periods less than one year, if applicable.
(d)	Represents expenses net of minimum balance fees deducted from shareholder accounts and retained by the Fund.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Gross expenses (%) (c)		Net expenses (%) (c)(d)(e)		Net investment income (%) (c)

$1.00	0.03	$200,411	0.69		0.38		0.05
1.00	1.47	219,446	0.65	(g)	0.63	(g)	1.47
1.00	3.83	219,428	0.68		0.63		3.76
1.00	4.79	221,143	0.71		0.67		4.69
1.00	3.56	233,270	0.82		0.82		3.45
1.00	1.27	294,440	1.02		1.02		1.24

1.00	0.03	16,147	0.69		0.38		0.05
1.00	1.47	18,668	0.65	(g)	0.63	(g)	1.43
1.00	3.83	15,478	0.68		0.63		3.76
1.00	4.79	17,127	0.71		0.67		4.69
1.00	3.56	20,425	0.82		0.82		3.45
1.00	1.27	22,475	1.02		1.02		1.24

1.00	0.03	17,139	0.69		0.38		0.05
1.00	1.48	17,053	0.63	(g)	0.61	(g)	1.42
1.00	3.83	4,549	0.68		0.63		3.76
1.00	4.79	1,913	0.71		0.67		4.69
1.00	3.56	2,121	0.82		0.82		3.45
1.00	1.27	1,782	1.02		1.02		1.24

(e)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(f)	For the six months ended December 31, 2009 (Unaudited).
(g)	Includes fee/expense recovery of 0.01%, 0.01% and less than 0.01% for Class A, B and C, respectively.

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

1.  Organization.  Natixis Cash Management Trust — Money Market Series (the “Fund”) is the only series of Natixis Cash Management Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A and Class C shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus. The classes of the Fund enable shareholders of another Natixis Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another Natixis Fund or Loomis Sayles Fund may be subject to a contingent deferred sales charge (“CDSC”) if the shares exchanged were subject to a CDSC. For exchanges into the Fund, the holding period for determining the CDSC for Class B and Class C shares will be suspended and resume only when an exchange into an applicable Fund occurs.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through February 22, 2010, the date the financial statements were issued, and noted no items requiring recognition in the financial statements or additional disclosure in the Notes to Financial Statements.

a.  Valuation.  The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

c.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d.  Federal Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Management has performed an analysis of the Fund’s tax positions for the open tax years as of December 31, 2009 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions, if any, are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the year ended June 30, 2009 distributions of $4,013,916 were paid to shareholders from ordinary income on a tax basis.

f.  Other.  The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of non-U.S. banks, non-U.S. branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009 (Unaudited)

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at amortized cost:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$234,768,784	$—	$234,768,784

(a)	Major categories of the Fund’s investments are included in the Portfolio of Investments.

4.  Investment Transactions.  For the six months ended December 31, 2009, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $3,067,339,328 and $3,088,395,000, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
0.35%	0.33%	0.31%	0.26%	0.25%	0.20%

Natixis Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC (“Reich & Tang”). Payments to Natixis Advisors are reduced by the amount of payments to Reich & Tang. Natixis Advisors and Reich & Tang are wholly-owned subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Certain officers and directors of Natixis Advisors are also officers or Trustees of the Fund.

Natixis Advisors has given a binding undertaking to the Fund to reduce management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until August 31, 2010 and will be re-evaluated on an annual basis. The expense limits as a percentage of average daily net assets under the expense limitation agreement are 0.65% for Class A, Class B and Class C shares of the Fund.

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limit, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the year in which the fees/expenses were reduced.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009 (Unaudited)

Natixis Advisors has temporarily agreed to waive its management fee and/or reimburse certain expenses (in addition to fees reduced and/or expenses reimbursed under the expense limitation agreement) to the extent necessary to maintain a constant net asset value of $1.00 per share. This agreement is voluntary and may be terminated at any time. Fees waived and/or expenses reimbursed pursuant to this voluntary agreement cannot be recovered by Natixis Advisors in later periods.

For the six months ended December 31, 2009, the management fees and waivers of management fees for the Fund were as follows:

Gross Management Fee	Voluntary Waiver of Management Fee	Net Management Fee	Percentage of Average Daily Net Assets
			Gross	Net
$426,287	$352,905	$73,382	0.35%	0.06%

For the six months ended December 31, 2009, expenses have been reimbursed as follows:

Reimbursement [1]
Class A	Class B	Class C	Total
$22,634	$1,866	$1,773	$26,273

1	Expense reimbursements are subject to possible recovery until June 30, 2011.

No expenses were recovered during the six months ended December 31, 2009 under the terms of the expense limitation agreement.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among the Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is re-evaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisers.

For the six months ended December 31, 2009, the Fund paid $59,606 in administrative fees to Natixis Advisors.

c.  Distribution Agreement.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, is the Fund’s distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees.

For the six months ended December 31, 2009, the Fund paid $6,523 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

e.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. For the year ended December 31, 2009, the Chairperson of the Board received a retainer fee at the annual rate of $200,000. The Chairperson did not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attended. Each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also received a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attended in person and $3,750 for each meeting of the Board of Trustees that he or she attended telephonically. In addition, each committee chairman received an additional retainer fee at an annual rate of $10,000. Each Contract Review and Governance Committee member was compensated $5,000 for each Committee meeting that he or she attended in person and $2,500 for each meeting that he or she attended telephonically. Each Audit Committee member was compensated $6,250 for each Committee meeting that he or she attended in person and $3,125 for each meeting that he or she attended telephonically.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009 (Unaudited)

Effective January 1, 2010, the Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments will receive a one-time fee of $10,000. The ad hoc Committee on Alternative Investments is not a standing committee. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Minimum Balance Fees.  An annual minimum balance fee of $20 may apply to accounts that fall below the minimum amount required to establish an account, in order to reduce the impact of small accounts on transfer agent fees. For the six months ended December 31, 2009, there were no minimum balance fees imposed by the Fund.

6.  Class-Specific Expenses.

For the period from July 1, 2009 to September 30, 2009, the Fund paid the following class-specific transfer agent fees and expenses (including sub-transfer agent fees):

Transfer Agent Fees and Expenses
Class A	Class B	Class C
$86,287	$7,219	$6,084

Effective October 1, 2009, transfer agent fees and expenses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended December 31, 2009, the Fund had no borrowings under these agreements.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009 (Unaudited)

8.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

	Six Months Ended December 31, 2009	Year Ended June 30, 2009

Class A
Issued from the sale of shares	76,177,934	343,275,364
Issued in connection with the reinvestment of distributions	52,320	3,393,801
Redeemed	(95,267,415)	(346,653,288)

Net change	(19,037,161)	15,877

Class B
Issued from the sale of shares	838,791	11,483,068
Issued in connection with the reinvestment of distributions	4,306	247,510
Redeemed	(3,364,949)	(8,540,300)

Net change	(2,521,852)	3,190,278

Class C
Issued from the sale of shares	9,715,342	44,400,612
Issued in connection with the reinvestment of distributions	3,431	238,215
Redeemed	(9,633,339)	(32,134,398)

Net change	85,434	12,504,429

Increase (decrease) from capital share transactions	(21,473,579)	15,710,584

9.  U.S. Treasury Temporary Guarantee Program for Money Market Funds.  The Fund paid a percentage of its net asset value as of September 19, 2008 to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the United States Department of the Treasury (“U.S. Treasury”). The Fund paid $111,225 to participate in the Program through September 18, 2009. For the six months ended December 31, 2009, the Fund expensed $23,665, which is reflected in the Statement of Operations under the caption “Miscellaneous”. This expense is not subject to the binding undertaking to limit operating expenses as described in Note 5.

The Program provided coverage for a period that was originally due to expire on December 18, 2008, unless extended by the Secretary of the U.S. Treasury. The Secretary of the U.S. Treasury extended the Program until April 30, 2009, and again through September 18, 2009, and the Board decided to continue the Fund’s participation. The U.S. Treasury did not extend the Program past September 18, 2009, thus the Fund’s participation in the Program has ceased.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-(2)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2).
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By: /s/ David L. Giunta

Name: David L. Giunta

Title:   President and Chief Executive Officer

Date:   February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name: David L. Giunta

Title:   President and Chief Executive Officer

Date:   February 22, 2010

By: /s/ Michael C. Kardok

Name: Michael C. Kardok

Title:   Treasurer

Date:   February 22, 2010